Stockholders' Equity - Summary of Stock Option Activity (Details) (10K) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Number of Shares Options Outstanding, Beginning Balance	300,000	300,000
Number of Options, Granted	4,040,000
Number of Options, Forfeited	(1,800,000)
Number of Options, Exercised
Number of Shares Options Outstanding, Ending Balance	2,540,000	300,000
Number of Shares Options, Exercisable	1,162,875
Weighted Average Exercise Price Outstanding, Beginning Balance	$ 8.00	$ 8.00
Weighted Average Exercise Price, Granted	1.62
Weighted Average Exercise Price, Forfeited	4.67
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price Outstanding, Ending Balance	0.22	$ 8.00
Weighted Average Exercise Price, Exercisable Ending Balance	$ 0.22
Weighted Average Remaining Contractual Life Outstanding, Beginning	1 year	2 years
Weighted Average Remaining Contractual Life Outstanding, Ending	4 years 6 months 7 days	1 year
Weighted Average Remaining Contractual Life, Exercisable	4 years 6 months 7 days
Aggregate Intrinsic Value Outstanding, Beginning Balance
Aggregate Intrinsic Value Outstanding, Ending Balance	1,074,245
Aggregate Intrinsic Value Outstanding, Exercisable Ending	$ 491,821